Segment reporting - Summarized financial information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment			4
Revenues from external customers	$ 420,282	$ 467,023	$ 1,273,403	$ 1,615,755
Segment Adjusted EBITDA	281,758	273,755	781,489	969,047
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers			0
Nigeria
Disclosure of operating segments [line items]
Revenues from external customers	242,290	271,394	739,596	1,060,964
Segment Adjusted EBITDA	158,900	164,152	433,160	655,476
SSA
Disclosure of operating segments [line items]
Revenues from external customers	120,139	133,481	359,669	379,034
Segment Adjusted EBITDA	81,046	66,285	227,154	194,701
Latam
Disclosure of operating segments [line items]
Revenues from external customers	45,148	51,883	139,385	145,876
Segment Adjusted EBITDA	33,798	38,163	100,922	104,665
MENA
Disclosure of operating segments [line items]
Revenues from external customers	12,705	10,265	34,753	29,881
Segment Adjusted EBITDA	$ 8,014	$ 5,155	$ 20,253	$ 14,205